Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes [Abstract]
Schedule of significant components of income tax expense

Significant components of income tax expense
	Full year
(in USD million)	2024	2023	2022

Current income tax expense in respect of current year	(20,063)	(24,028)	(52,124)
Prior period adjustments	76	(121)	(112)

Current income tax expense	(19,987)	(24,149)	(52,236)

Origination and reversal of temporary differences	(1,931)	(1,529)	(2,136)
Recognition/Derecognition of previously (un)recognised deferred tax assets	60	(137)	4,401
Change in tax regulations	(34)	4	—
Prior period adjustments	(264)	(169)	110

Deferred tax income/(expense)	(2,169)	(1,831)	2,375

Income tax	(22,157)	(25,980)	(49,861)

Reconciliation of statutory tax rate to effective tax rate

Reconciliation of statutory tax rate to effective tax rate
	Full year
(in USD million)	2024	2023	2022

Income/(loss) before tax	30,986	37,884	78,604

Calculated income tax at statutory rate1)	(7,673)	(8,833)	(18,168)
Calculated Norwegian Petroleum tax2)	(14,611)	(17,226)	(36,952)
Tax effect uplift3)	216	160	259
Tax effect of permanent differences regarding divestments	426	82	417
Tax effect of permanent differences caused by functional currency different from tax currency	374	5	145
Tax effect of other permanent differences	81	453	403
Recognition/Derecognition of previously (un)recognised deferred tax assets4)	60	(137)	4,401
Change in unrecognised deferred tax assets	(132)	(29)	(34)
Change in tax regulations	(34)	4	—
Prior period adjustments	(188)	(290)	(3)
Other items including foreign currency effects	(677)	(169)	(327)

Income tax	(22,157)	(25,980)	(49,861)

Effective tax rate	71.5%	68.6%	63.4%
1)The weighted average of statutory tax rates was 24.8% in 2024, 23.3% in 2023 and 23.1% in 2022. The rates are influenced by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates.
2)The Norwegian petroleum income is taxable at a tax rate of 71.8% after deducting a calculated 22% corporate tax.
3)As from 2023 the uplift deduction for investments on NCS has been abolished except for asset investments that fall under the temporary rules enacted under the Covid-19 pandemic. For investments with PUD submitted to the authorities before 31 December 2022 the rules allow a direct deduction of the whole uplift in the year the capital expenditure is incurred. In 2023 the rate was 12.4% and this rate did not change in 2024.
4)Equinor performs its assessment on DTA recognition based on sources of income such as the reversal pattern of taxable timing differences and projections of taxable income and recognises the amount of deferred tax assets that is probable to be realised. In 2024 USD 60 million was recognised mainly related to updated cash flow forecast for Angola, compared to a derecognition of USD 137 million in 2023 due to an increase in valuation allowance mainly related to Angola and Canada,

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities comprise
(in USD million)	Tax losses carried forward	Property, plant and equipment and intangible assets	Asset retirement obligations	Lease liabilities	Pensions	Derivatives	Other	Total

Deferred tax assets	7,936	520	6,928	1,180	535	406	1,235	18,741
Deferred tax liabilities	—	(23,724)	—	(2)	(5)	(313)	(805)	(24,849)

Net asset/(liability) at 31 December 2024	7,936	(23,204)	6,928	1,178	530	93	430	(6,108)

Deferred tax assets	8,575	514	7,816	1,298	747	446	1,495	20,892
Deferred tax liabilities	(28)	(26,041)	—	(2)	(6)	—	(300)	(26,377)

Net asset/(liability) at 31 December 2023	8,547	(25,527)	7,816	1,296	741	446	1,195	(5,485)

Schedule of changes in net deferred tax liability

Changes in net deferred tax liability during the year were as follows:
(in USD million)	2024	2023	2022

Net deferred tax liability at 1 January	5,485	3,179	7,655
Charged/(credited) to the Consolidated statement of income	2,169	1,831	(2,375)
Charged/(credited) to Other comprehensive income	239	(66)	105
Acquisitions and disposals	(423)	981	(968)
Foreign currency translation effects and other effects	(1,362)	(440)	(1,238)

Net deferred tax liability at 31 December	6,108	5,485	3,179

Schedule of net deferred tax assets and liabilities	After netting deferred tax assets and liabilities by fiscal entity and reclassification to Assets held for sale, deferred taxes are presented on the Consolidated balance sheet as follows:

	At 31 December
(in USD million)	2024	2023

Deferred tax assets	4,900	7,936
Deferred tax liabilities	12,726	13,345
Net deferred tax asset/(liability) classified as held for sale	1,717	(76)

Schedule of unrecognised deferred tax assets

Unrecognised deferred tax assets
		At 31 December
	2024		2023
(in USD million)	Basis	Tax	Basis	Tax

Deductible temporary differences	2,267	924	2,555	1,030
Unused tax credits	—	189	—	185
Tax losses carried forward	4,456	1,051	3,944	947

Total unrecognised deferred tax assets	6,723	2,164	6,499	2,162